SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of financial assets measured on a recurring basis presented at fair value - USD ($)	Jul. 31, 2023	Jul. 31, 2022
Platform Operator, Crypto-Asset [Line Items]
Marketable Securities	$ 2,300,441	$ 2,761,069
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Marketable Securities	2,300,441	2,761,069
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Marketable Securities
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Marketable Securities